Acquisitions and Disposals - Assets and Liabilities Acquired (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended	1 Months Ended		0 Months Ended			0 Months Ended	1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 15, 2014 Attorneys-in-Fact	Jul. 31, 2014 Agent Alliance Insurance Company	Jul. 01, 2014 Agent Alliance Insurance Company	Jun. 27, 2014 Imperial	Apr. 01, 2014 Personal Express	Apr. 01, 2014 Personal Express	Jan. 16, 2014 Anticemex Reinsurance S.A.	Dec. 31, 2013 Ikano Re S.A
Business Acquisition [Line Items]
Cash and invested assets			$ 70		$ 15,535	$ 62,159		$ 28,727	$ 6,393	$ 39,542
Accrued interest					138	484
Receivables			3,010		992	37,687		2,896
Reinsurance recoverable					6,966	9,398
Prepaid reinsurance					1,608	45,408			1	196
Premises and equipment						4,687
Loan receivable									62,973
Intangible assets			148,600		900	3,300			132	132
Deferred tax asset						847		237
Goodwill					1,005
Income tax receivable					84
Other assets						225		729
Total Assets			151,680		27,228	164,195		32,589	69,499	39,870
Unpaid loss and loss adjustment expenses					6,867	41,671		4,472
Accounts payable and accrued expenses					323	13,899		3,181	20	57
Unearned premium					1,608	58,657		8,352
Reinsurance payable					397	30,686		816
Notes payable					350	8,916
Deferred tax liability			38,911		340			119	19,123	10,241
Due to related party			30,000
Total liabilities			68,911		9,885	153,829		16,940	19,143	10,298
Net assets purchased			82,769		17,343	10,366		15,649	50,356	29,572
Purchase price			7,500	17,343		20,000	21,496		62,973	35,741
Additional paid-in capital	690,908	437,006	75,269
Goodwill	$ 97,711	$ 70,351				$ 9,634		$ 5,847	$ 12,617	$ 6,169